ROYALTY RECEIVABLE (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
ROYALTY RECEIVABLE (Details)
Beginning balance	$ 3,969,356	$ 3,540,753
Finance income	198,406	189,154
Change in foreign exchange rate	37,499	239,449
Ending balance	$ 4,205,261	$ 3,969,356